Related Party Transactions (Additional Information) (Detail) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Jfc [Member]	Nov. 19, 2013 Jfc [Member]	Dec. 31, 2012 Jfc [Member]	Dec. 31, 2013 China Development Group Llc [Member]	Dec. 31, 2012 Amended JFC Note [Member]	Dec. 31, 2012 Amended JFC Note [Member] First Conversion [Member]
Related Party Transaction [Line Items]
Note payable due to related parties	$ 2,100,000	$ 2,100,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Long-term Line of Credit			499,980			5,000,000
Related party equity method investment ownership percentage							50.00%
Related Party Transaction, Amounts of Transaction							310,000
Gains (Losses) on Extinguishment of Debt, Total	(2,142,000)	0						2,100,000
Fair Value Adjustment of Warrants	525,000	0
Liabilities, Current, Total	22,559,000	15,434,000
Debt Conversion, Original Debt, Amount								1,000,000	499,980
Debt Instrument, Convertible, Conversion Price								$ 32.50
Debt Conversion, Description									upon conversion of the first $499,980 of Amended JFC Note principal, JFC would receive: (1) warrants to purchase for each $6.50 of principal amount converted, ten shares of the Companys common stock, and (2) warrants to purchase for each $32.50 of principal amount converted, one share of Series A Preferred Stock
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					73,009
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights	0.01				0.01
Stock Issued During Period, Shares, New Issues				350,000
Sale of Stock, Price Per Share				$ 0.69
Other Liabilities, Current	$ 242,000	$ 0
Class Of Warrant Or Right, Outstanding					54,000
Common Stock Closing Price	less than $1.75